Goodwill	6 Months Ended
Jun. 30, 2022
Goodwill
20 Goodwill
2Q22	Wealth Management	Investment Bank	Swiss Bank	Asset Management	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,328	5,502	489	1,114	8,445
Foreign currency translation impact	25	0	7	34	66
Other	(23)	23	0	0	0
Balance at end of period	1,330	5,525	496	1,148	8,511
Accumulated impairment (CHF million)
Balance at beginning of period	0	5,502	0	0	5,514
Impairment losses	0	23	0	0	23
Balance at end of period	0	5,525	0	0	5,537
Net book value (CHF million)
Net book value	1,330	0	496	1,148	2,974
6M22
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,323	5,502	487	1,107	8,431
Foreign currency translation impact	30	0	9	41	80
Other	(23)	23	0	0	0
Balance at end of period	1,330	5,525	496	1,148	8,511
Accumulated impairment (CHF million)
Balance at beginning of period	0	5,502	0	0	5,514
Impairment losses	0	23	0	0	23
Balance at end of period	0	5,525	0	0	5,537
Net book value (CHF million)
Net book value	1,330	0	496	1,148	2,974
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event requiring a review of goodwill.
Subsequent to the creation of the new segment structure, effective January 1, 2022, a portion of the Wealth Management business was transferred to the Investment Bank. Goodwill is reallocated between reporting units on a relative fair value basis. The Group concluded that the goodwill transferred to the Investment Banking reporting unit of CHF 23 million was fully impaired.
There were no other events during 2Q22 that constituted a triggering event.
The carrying value of each reporting unit for the purpose of the goodwill impairment test is determined by considering the reporting units’ risk-weighted assets usage, leverage ratio exposure, deferred tax assets, goodwill, intangible assets and other CET1 capital relevant adjustments. Any residual equity, after considering the total of these elements, is allocated to the reporting units on a pro-rata basis.
In estimating the fair value of its reporting units, the Group applies a combination of the market approach and the income approach. Under the market approach, consideration is given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate is applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows, which were determined from the Group’s financial plan.
In determining the estimated fair value, the Group relies upon its latest five-year financial plan. Estimates of the Group’s future earnings potential, and that of the reporting units, involve considerable judgment, including management’s view on future changes in market cycles, the regulatory environment and the anticipated result of the implementation of business strategies, competitive factors and assumptions concerning the retention of key employees.
The results of the impairment evaluation of each reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes or the future outlook adversely differ from management’s best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future.

Bank
Goodwill
19 Goodwill
6M22	Wealth Management	Investment Bank	Swiss Bank	Asset Management	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,300	4,855	480	1,101	7,748
Foreign currency translation impact	31	0	9	41	81
Other	(23)	23	0	0	0
Balance at end of period	1,308	4,878	489	1,142	7,829
Accumulated impairment (CHF million)
Balance at beginning of period	0	4,855	0	0	4,867
Impairment losses	0	23	0	0	23
Balance at end of period	0	4,878	0	0	4,890
Net book value (CHF million)
Net book value	1,308	0	489	1,142	2,939
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

> Refer to “Note 20 – Goodwill” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q22 for further information.